COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2014 item
Commitments and contingencies
Number of claims	11
Settled litigation
Commitments and contingencies
Number of claims concluded	9
Number of claims lost	2
Number of claims withdrawn	7
Pending litigation | Remaining litigations that outcome can be estimated
Commitments and contingencies
Estimated loss	4.6
Loss contingency maximum exposure	7.6
Accrual for contingency liabilities	3.0
Number of remaining legal proceedings	1
Pending litigation | Remaining litigations that outcome cannot be estimated
Commitments and contingencies
Loss contingency maximum exposure	2.6
Accrual for contingency liabilities	0
Minimum | Settled litigation
Commitments and contingencies
Settlement amount	0
Maximum | Settled litigation
Commitments and contingencies
Settlement amount	0.3